GOLDMAN SACHS TRUST
Goldman Sachs Structured Domestic Equity Funds
Class A Shares, Class B Shares, Class C Shares, Institutional Shares,
Service Shares, Class R Shares and Class IR Shares (as applicable) of the
Goldman Sachs Balanced Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Structured Small Cap Equity Fund
Goldman Sachs Structured Small Cap Growth Fund
(collectively, the “Funds”)

Supplement dated July 15, 2009 to the
Prospectuses dated February 27, 2009 (the “Prospectuses”)

The following replaces footnote 5 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Class A Shares, Class B Shares and Class C Shares of the Funds:

5	The Funds, with the exception of the Structured Small Cap Growth and the Structured Small Cap Value Funds, have changed their fiscal year end from August 31 to October 31. These Funds’ annual operating expenses are based on actual expenses incurred and assets under management during the fiscal year ended August 31, 2008. The Structured Small Cap Growth and Structured Small Cap Value Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended October 31, 2008. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 1 in its entirety in the “Fund Fees and Expenses” section of each of the Prospectuses for the Institutional Shares and Service Shares of the Funds:

1	The Funds, with the exception of the Structured Small Cap Growth and the Structured Small Cap Value Funds, have changed their fiscal year end from August 31 to October 31. These Funds’ annual operating expenses are based on actual expenses incurred and assets under management during the fiscal year ended August 31, 2008. The Structured Small Cap Growth and Structured Small Cap Value Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended October 31, 2008. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

The following replaces footnote 1 in its entirety in the “Fund Fees and Expenses” section of the Prospectus for the Class R Shares and Class IR Shares of each Fund except the Balanced Fund:

1	The Funds, with the exception of the Structured Small Cap Growth and the Structured Small Cap Value Funds, have changed their fiscal year end from August 31 to October 31. These Funds’ annual operating expenses are based on actual expenses incurred and assets under management during the fiscal year ended August 31, 2008. The Structured Small Cap Growth and Structured Small Cap Value Funds’ annual operating expenses are based on actual expenses incurred and assets under management for the fiscal year ended October 31, 2008. If a Fund’s assets decrease or increase in the future, the Fund’s expense ratio may correspondingly increase or decrease from the expense ratio disclosed in the fee and expense table.

This supplement should be retained with your Prospectus for future reference.

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